Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories [Line Items]
Inventory write-downs	$ 243	$ 69	$ 100
Inventory write-downs, made in previous periods that were reversed	18	19	37
Western Australia Nickel (WAN) temporary suspension [member]
Inventories [Line Items]
Inventory write-downs	$ 133	$ 0	$ 0